Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001562401
Registrant Name	American Homes 4 Rent
Registration File Number	333-296743
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES